ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

November 30, 2021
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Change Finance U.S. Large Cap Fossil Fuel Free ETF (S000059138)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Change Finance U.S. Large Cap Fossil Fuel Free ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 30, 2021, and filed electronically as Post-Effective Amendment No. 765 to the Trust’s Registration Statement on Form N‑1A on November 19, 2021.
If you have any questions or require further information, please contact the undersigned at (414) 765-6316 or alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa Bernard
Vice President
U.S. Bancorp Fund Services, LLC